ACQUISITIONS (Pro Forma) (Details) (USD $)	12 Months Ended															0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Limited partners, Common	Dec. 31, 2012 Limited partners, Common	Dec. 31, 2013 Subordinated units	Dec. 31, 2012 Subordinated units	Dec. 31, 2013 Bison Midstream and Mountaineer Midstream	Dec. 31, 2012 Bison Midstream and Mountaineer Midstream	Dec. 31, 2013 Bison Midstream and Mountaineer Midstream Acquisition-related Costs	Dec. 31, 2013 Red Rock Gathering	Dec. 31, 2012 Red Rock Gathering	Dec. 31, 2012 Red Rock Gathering Acquisition-related Costs	Dec. 31, 2011 Grand River Gathering, LLC	Dec. 31, 2012 Grand River Gathering, LLC Acquisition-related Costs	Mar. 18, 2014 Subsequent Event Red Rock Gathering
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma effect of nonrecurring transaction costs incurred on net income										$ 2,500,000			$ 1,600,000		$ 3,200,000
Incremental borrowings on revolving credit facility								310,000,000								100,000,000
Business Acquisition, Pro Forma Information, Equity Interest Issued or Issuable, Number of Shares																5,300,000
Number of common units issued to fund acquisition																5,300,000
Pro forma total revenues								60,323,000	0		50,114,000	8,924,000		12,824,000
Pro forma net income								(457,000)	0		9,668,000	1,271,000		2,660,000
Pro forma total revenues	305,071,000	256,637,000	221,215,000
Pro forma net income	$ 47,371,000	$ 38,639,000	$ 58,461,000
Pro forma EPU, basic and diluted				$ 0.79	$ 0.28	$ 0.79	$ 0.28